REVENUES (Tables)	12 Months Ended
Dec. 31, 2024
Revenue [abstract]
Disclosure of revenues
Substantially all of these revenues are recognized over time as services are rendered. The following table disaggregates revenues by service line:

	For the year ended December 31,
US$ MILLIONS	2024	2023	2022
Gas Transmission	$1,357	$1,483	$1,314
Distribution	512	397	372
Leasing	1,568	385	—
Connections	192	200	171
Other	37	38	29
Total	$3,666	$2,503	$1,886
The following table disaggregates revenues by geographical region:

	For the year ended December 31,
US$ MILLIONS	2024	2023	2022
Brazil	$1,359	$1,483	$1,314
United Kingdom	746	635	572
United States	41	12	—
France	307	70	—
Switzerland	311	71	—
Singapore	318	54	—
China	124	51	—
Denmark	179	40	—
Hong Kong	88	17	—
Germany	46	12	—
Other	147	58	—
	$3,666	$2,503	$1,886

	As of
US$ MILLIONS	Dec. 31, 2024	Dec. 31, 2023
United Kingdom	$5,916	$5,624
Brazil	2,950	3,596
Switzerland	1,897	2,197
France	1,881	2,170
Singapore	2,092	1,800
China	1,041	1,573
Denmark	1,097	1,232
United States	295	375
Australia	4	5
Other Asia	814	1,270
Other Europe	17	632
Other	819	631
	$18,823	$21,105